1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Sales	$ 31,858	$ 0
Customer A | Accounts Receivable
Concentration risk	100.00%	0.00%
Accounts receivable	$ 31,858	$ 0
Customer A | Sales
Concentration risk	100.00%	0.00%
Sales	$ 31,858	$ 0